RELATED PARTY TRANSACTIONS (Details) - Chief Executive Officer [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,206,000	$ 999,000
Due to Related Parties, Current	50,536	27,102
Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 158,134	$ 136,876